Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis that resulted from the business combination discussed in Note 3 are as follows:

	December 31, 2010
Description	Level 1	Level 2	Level 3	Total
Assets:
Real estate held for sale	$—	$—	$7,191,720	$7,191,720